The European Equity Fund, Inc.

Schedule of Investments	as of March 31, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 95.0%
Germany 20.8%
Air Freight & Logistics 1.6%
Deutsche Post AG	27,152	1,170,149

Diversified Telecommunication Services 2.2%
Deutsche Telekom AG (Registered)	67,282	1,634,498

Health Care Providers & Services 0.9%
Fresenius SE & Co KGaA	24,619	664,528

Independent Power & Renewable Electricity Producers 1.2%
RWE AG	26,621	904,245

Insurance 3.4%
Allianz SE (Registered)	8,402	2,520,101

Interactive Media & Services 1.3%
Scout24 SE 144A	12,092	912,074

Multi-Utilities 1.3%
E.ON SE	65,340	909,006

Passenger Airlines 0.9%
Deutsche Lufthansa AG (Registered)*	81,593	641,427

Pharmaceuticals 1.6%
Merck KGaA	6,583	1,162,814

Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG	25,144	855,569

Software 1.7%
SAP SE	6,495	1,265,503

Textiles, Apparel & Luxury Goods 1.9%
adidas AG	3,033	677,869
Puma SE	16,346	741,602
		1,419,471
Trading Companies & Distributors 1.6%
Brenntag SE	13,880	1,170,125

Total Germany (Cost $13,628,314)		15,229,510

France 18.3%
Beverages 0.8%
Pernod Ricard SA	3,677	595,310

Building Products 2.0%
Cie de Saint-Gobain SA	19,060	1,480,253

Construction & Engineering 2.0%
Vinci SA	11,305	1,449,586

Insurance 2.9%
AXA SA	56,414	2,120,589

IT Services 0.9%
Capgemini SE	3,101	714,160

Media 1.3%
Vivendi SE	85,716	934,730

Oil, Gas & Consumable Fuels 2.8%
TotalEnergies SE	30,148	2,065,999
	Shares	Value ($)
Personal Care Products 1.5%
L'Oreal SA	2,357	1,116,300

Pharmaceuticals 1.8%
Sanofi SA	13,278	1,304,026

Textiles, Apparel & Luxury Goods 2.3%
LVMH Moet Hennessy Louis Vuitton SE	1,862	1,676,072

Total France (Cost $11,422,498)		13,457,025

United Kingdom 13.8%
Banks 2.8%
HSBC Holdings PLC	267,427	2,090,736

Commercial Services & Supplies 0.9%
Rentokil Initial PLC	115,540	688,338

Hotels, Restaurants & Leisure 2.7%
Compass Group PLC	67,024	1,966,450

Media 1.3%
Informa PLC	91,341	958,903

Oil, Gas & Consumable Fuels 1.7%
Shell PLC	36,870	1,222,379

Pharmaceuticals 1.6%
AstraZeneca PLC	8,552	1,153,349

Professional Services 2.0%
RELX PLC	33,069	1,430,073

Trading Companies & Distributors 0.8%
Ashtead Group PLC	8,718	621,011

Total United Kingdom (Cost $7,355,296)		10,131,239

Netherlands 11.0%
Automobiles 1.4%
Stellantis NV	36,346	1,033,851

Banks 3.8%
ABN AMRO Bank NV (CVA) 144A	71,406	1,221,988
ING Groep NV	94,195	1,550,554
		2,772,542
Beverages 0.6%
Heineken NV	4,300	414,780

Entertainment 1.2%
Universal Music Group NV	30,562	919,978

Semiconductors & Semiconductor Equipment 4.0%
ASML Holding NV	3,091	2,977,586

Total Netherlands (Cost $4,310,386)		8,118,737

Switzerland 8.6%
Chemicals 2.9%
DSM-Firmenich AG	9,121	1,037,973
Sika AG (Registered)	3,834	1,143,220
		2,181,193
Food Products 2.1%
Nestle SA (Registered)	14,454	1,536,379

Pharmaceuticals 1.8%
Roche Holding AG	5,062	1,290,788

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.1%
STMicroelectronics NV	18,529	798,630

Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA ''A'' (Registered)	3,520	537,300

Total Switzerland (Cost $6,949,595)		6,344,290

Denmark 7.3%
Air Freight & Logistics 1.2%
DSV A/S	5,609	911,095

Pharmaceuticals 6.1%
Novo Nordisk A/S ''B''	34,990	4,464,297

Total Denmark (Cost $1,766,731)		5,375,392

Ireland 5.2%
Construction Materials 3.5%
CRH PLC	30,037	2,590,320

Containers & Packaging 1.7%
Smurfit Kappa Group PLC	26,343	1,202,266

Total Ireland (Cost $2,932,789)		3,792,586

Sweden 5.1%
Banks 3.5%
Svenska Handelsbanken AB ''A''†	90,776	918,940
Swedbank AB ''A''	85,000	1,687,552
		2,606,492
Machinery 1.6%
Atlas Copco AB ''A''	68,091	1,151,268

Total Sweden (Cost $2,857,282)		3,757,760

Italy 2.6%
Banks 1.5%
Intesa Sanpaolo SpA	309,588	1,124,124

Beverages 1.1%
Davide Campari-Milano NV	76,418	768,154

Total Italy (Cost $1,871,645)		1,892,278

Spain 2.3%
Banks 2.3%
Banco Santander SA (Cost $1,338,872)	345,506	1,686,713
Total Common Stocks (Cost $54,433,408)		69,785,530

Preferred Stocks 1.9%
Germany 1.9%
Automobiles 1.9%
Porsche Automobil Holding SE	12,572	666,754
Volkswagen AG	5,686	754,136
		1,420,890
Total Germany (Cost $2,520,052)		1,420,890
Total Preferred Stocks (Cost $2,520,052)		1,420,890

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.26% (Cost $967,500) (a) (b)	967,500	967,500

Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 5.36% (Cost $1,732,770) (b)	1,732,770	1,732,770

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $59,653,730)	100.6	73,906,690
Other Assets and Liabilities, Net	(0.6)	(439,114)
Net Assets	100.0	73,467,576

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:

Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.26% (a) (b)
–	967,500 (c)	–	–	–	7,791	–	967,500	967,500
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 5.36% (b)
1,250,300	2,780,608	2,298,138	–	–	18,113	–	1,732,770	1,732,770
1,250,300	3,748,108	2,298,138	–	–	25,904	–	2,700,270	2,700,270

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2024 amounted to $911,085, which is 1.2% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA:	Credit Valuation Adjustment.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$16,650,400	$—	$—	$16,650,400
France	13,457,025	—	—	13,457,025
United Kingdom	10,131,239	—	—	10,131,239
Netherlands	8,118,737	—	—	8,118,737
Switzerland	6,344,290	—	—	6,344,290
Denmark	5,375,392	—	—	5,375,392
Ireland	3,792,586	—	—	3,792,586
Sweden	3,757,760	—	—	3,757,760
Italy	1,892,278	—	—	1,892,278
Spain	1,686,713	—	—	1,686,713
Short-Term Instruments(d)	2,700,270	—	—	2,700,270
Total	$73,906,690	$—	$—	$73,906,690
(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

The shares of most closed-end funds, including the Fund, are not continuously offered. Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH1

R-080548-2 (1/25)